GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2014
Schedule of Goodwill and Other Intangible Assets

The following schedule summarizes goodwill and other intangible assets (in thousands):

	December 31, 2012
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill	—	$195,966	$—	$195,966
Amortizable intangibles:
Customer contracts	3-5 years	119,450	(43,079)	76,371
Trademark	3 years	14,300	(929)	13,371
Developed technology	5 years	1,000	(133)	867
Noncompete agreements	2-3 years	560	(160)	400

	4 years	135,310	(44,301)	91,009

Total		$331,276	$(44,301)	$286,975

	December 31, 2013
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill	—	$288,857	$—	$288,857
Amortizable intangibles:
Customer contracts	3-5 years	209,850	(88,579)	121,271
Trademark	3 years	16,900	(6,128)	10,772
Developed technology	5 years	1,000	(333)	667
Noncompete agreements	2-3 years	1,940	(630)	1,310

	4 years	229,690	(95,670)	134,020

Total		$518,547	$(95,670)	$422,877

	June 30, 2014
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill	—	$288,857	$—	$288,857
Amortizable intangibles:
Customer contracts	3-5 years	209,850	(112,155)	97,695
Trademark	3 years	16,900	(8,946)	7,955
Developed technology	5 years	1,000	(433)	567
Noncompete agreements	2-3 years	1,940	(953)	987

	4 years	229,690	(122,485)	107,204

Total		$518,547	$(122,485)	$396,061

Schedule of Expected Amortization Expense Related to Amortizable Intangibles in Future Periods

Amortization expense related to amortizable intangibles in future periods as of June 30, 2014 is expected to be as follows (in thousands):

Period ending December 31:
2014	$25,487
2015	38,905
2016	18,375
2017	16,617
2018 and thereafter	7,820

Total	$107,204